Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Product Liability Contingency [Line Items]
Liabilities for recalls and other safety measures at beginning of year	¥ 566,406	¥ 468,697	¥ 389,499
Payments made during year	(207,652)	(180,925)	(159,344)
Provision for recalls and other safety measures	315,574	270,883	237,907
Other	6,147	7,751	635
Liabilities for recalls and other safety measures at end of year	¥ 680,475	¥ 566,406	¥ 468,697